Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8083

Fax: 484-583-5849

Email: kristen.winsko@lfg.com

VIA EDGAR

April 30, 2015

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No:	162

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 162 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The Amendment includes the Prospectuses and Statements of Additional Information for all currently effective funds of the Trust, including the revised Prospectuses and Statement of Additional Information for the funds included in the Rule 485(b) filings on March 2, 2014 (Acc-no: 0001193125-15-073583 and Acc-no: 0001193125-15-073594).

The effective date of the attached post-effective amendment will be April 30, 2015. As counsel, I have reviewed the amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Very truly yours,

/s/ Kristen N. Winsko
Kristen N. Winsko, Esq.
Senior Counsel – Funds Management

Enclosures

cc:  Jill R. Whitelaw, Esq.